Intangible Assets, Net (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Dec. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Total cost		¥ 103,378	¥ 38,485
Less: Accumulated amortization		(24,648)	(17,885)
Total		78,730	20,600
Amortization expenses		7,704	7,914	¥ 6,326
Software
Finite-Lived Intangible Assets [Line Items]
Total cost		38,143	30,095
Technology
Finite-Lived Intangible Assets [Line Items]
Total cost		¥ 65,235	¥ 8,390
Patents
Finite-Lived Intangible Assets [Line Items]
Group acquired patent rights	¥ 59,351
Amortization period	8 years